Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Amounts Recognized in Balance Sheet	The balances recorded to the balance sheet are as follows:

	December 31, 2022	December 31, 2021
Other receivables	$6,492	$—
Non-current other liabilities (note 16)	(13,033)	(16,262)

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan

Funded status	December 31, 2022	December 31, 2021
	(in thousands)
Projected benefit obligation	$(19,558)	$(41,813)
Fair value of plan assets	26,050	36,198
Funded status	$6,492	$(5,615)

The funded status as at December 31, 2022 is included in other long-term receivables on the Consolidated Balance Sheet. The funded status as at December 31, 2021 is included in non-current other liabilities on the Consolidated Balance Sheet.

Change in benefit obligation	December 31, 2022	December 31, 2021
	(in thousands)
Benefit obligation at beginning of year	$41,813	$43,988
Service cost	117	134
Interest cost	672	665
Plan participants' contributions	19	23
Benefits paid	(514)	(489)
Actuarial gain	(18,636)	(2,097)
Foreign currency exchange rate changes	(3,913)	(411)
Benefit obligation at end of year	$19,558	$41,813

Change in plan assets	December 31, 2022	December 31, 2021
	(in thousands)
Fair value of plan assets at beginning of year	$36,198	$34,612
Expected return on plan assets	1,258	1,171
Actual return on plan assets	(7,305)	1,176
Employer contributions	70	91
Plan participants' contributions	19	23
Benefits paid	(514)	(489)
Foreign currency exchange rate changes	(3,676)	(386)
Fair value of plan assets at end of year	$26,050	$36,198

Funded surplus/(deficit)	December 31, 2022	December 31, 2021
	(in thousands)
Projected benefit obligation	$(5,806)	$(7,643)
Fair value of plan assets	5,681	6,964
Funded deficit	$(125)	$(679)

The funded deficit at December 31, 2022 and December 31, 2021 are included in non-current other liabilities on the Consolidated Balance Sheet.

The change in benefit obligation is presented in the following table. The discount rates used in calculating the benefit obligation in years ended December 31, 2022 and December 31, 2021 were 2.3% and 0.4%, respectively.

Change in benefit obligation	December 31, 2022	December 31, 2021
	(in thousands)
Benefit obligation at beginning of year	$7,643	$8,620
Service cost	146	150
Interest cost	30	12
Plan participants' contributions	82	95
Settlement	(218)	(483)
Prior service cost	(23)	(82)
Benefits paid and transferred balances	(182)	76
Actuarial gain	(1,527)	(484)
Foreign currency exchange rate changes	(145)	(261)
Benefit obligation at end of year	$5,806	$7,643

Change in plan assets	December 31,	December 31,
	2022	2021
	(in thousands)
Fair value of plan assets at beginning of year	$6,964	$7,601
Expected return on plan assets	29	15
Actual return on plan assets	(987)	(238)
Scheme contributions	114	128
Plan participants' contributions	82	95
Benefits paid and transferred balances	(182)	76
Settlement	(218)	(483)
Foreign currency exchange rate changes	(121)	(230)
Fair value of plan assets at end of year	$5,681	$6,964
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'.

Funded surplus/(deficit)	December 31, 2022	December 31, 2021
	(in thousands)
Projected benefit obligation	$(5,345)	$(4,990)
Fair value of plan assets	4,059	3,017
Funded deficit	$(1,286)	$(1,973)

The funded deficit at December 31, 2022 and December 31, 2021 are included in non-current other liabilities on the Consolidated Balance Sheet.

The change in benefit obligation is presented in the following table. The discount rate used in calculating the benefit obligation in years ended December 31, 2022 and December 31, 2021 was 2.3% and 0.4%, respectively.

Change in benefit obligation	December 31, 2022	December 31, 2021
	(in thousands)
Benefit obligation at beginning of period	$4,990	$4,890
Service cost	404	207
Interest cost	20	19
Plan participants’ contributions	2,396	135
Settlement	(844)	—
Benefits paid	(946)	(113)
Actuarial (gain)/loss	(627)	1
Foreign currency exchange rate changes	(48)	(149)
Benefit obligation at end of year	$5,345	$4,990

Change in plan assets	December 31, 2022	December 31, 2021
	(in thousands)
Fair value of plan assets at beginning of period	$3,017	$2,849
Expected return on plan assets	29	15
Actual return on plan assets	87	—
Scheme contributions	325	135
Plan participants’ contributions	2,396	135
Benefits paid	(946)	(113)
Settlement	(844)	—
Foreign currency exchange rate changes	(5)	(4)
Fair value of plan assets at end of year	$4,059	$3,017

Schedule of Components of Net Periodic Benefit Cost
The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Service cost	$117	$134	$100
Interest cost	672	665	746
Expected return on plan assets	(1,258)	(1,171)	(1,214)
Amortization of net loss	228	625	160
Net periodic benefit cost	$(241)	$253	$(208)

Summary of Assumptions Used in Calculating Pension Benefit Obligations
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	December 31, 2022	December 31, 2021	December 31, 2020
Discount rate	1.8%	1.5%	2.1%
Rate of compensation increase	3.7%	3.4%	3.3%
Expected rate of return on plan assets	3.8%	3.4%	4.0%
The following assumptions were used in determining the benefit obligation at December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Discount rate	4.9%	1.8%
Rate of compensation increase	3.6%	3.7%

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other comprehensive income	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Actuarial (gain)/loss - benefit obligation	$(18,636)	$(2,097)	$5,294
Actuarial loss/(gain) – plan assets	7,305	(1,176)	(878)
Actuarial loss recognized in net periodic benefit cost	(228)	(625)	(160)
Total	$(11,559)	$(3,898)	$4,256

Schedule of Underlying Asset Split of Fund
The Company's pension plan asset allocation is as follows:

Asset Category	December 31, 2022	December 31, 2021
Government Bonds	88%	—%
Diversified Bonds	12%	—%
Equities	—%	24%
Corporate Bonds (including 50% high yield bonds)	—%	37%
Secured Loans and Multi Asset Credit	—%	39%
	100%	100%

Schedule of Plan Asset Fair Value Measurements

	December 31, 2022	December 31, 2021
	(in thousands)
Government Bonds	$22,887	$—
Diversified Bonds	$3,163	$—
Equities	$—	$8,782
Corporate Bonds (including 50% high yield bonds)	$—	$13,434
Secured Loans and Multi Asset Credit	$—	$13,982
	$26,050	$36,198

Schedule of Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2023	$302
2024	371
2025	402
2026	703
2027	643
Years 2028 - 2032	3,614